Pay vs Performance Disclosure	12 Months Ended					60 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2025
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance

As required by Section 953(a) of the Dodd-Frank Act, and item 402(v) of Regulation S-K, we are providing the following information about the relationship between compensation actually paid to our principal executive officer (“PEO”), Mr. Adams, and the named executive officers (“NEOs”) excluding Mr. Adams (non-PEO NEOs) and certain financial performance metrics of FS Bancorp using the methodology that has been prescribed by the SEC. Refer to the Compensation Discussion and Analysis in this proxy statement for a complete description of how executive compensation relates to Bank performance and how the Compensation Committee makes its decision.

					Value of initial fixed $100 investment based on:
Year	Summary compensation table total for PEO ($)(1)	Compensation actually paid to PEO ($)(2)	Average summary compensation table total for non-PEO NEOs ($)(1)	Average compensation actually paid to non-PEO NEOs ($)(2)	Total shareholder return ($)(3)	Peer group total shareholder return ($)(3)	Net income ($ in millions)	Return on assets (%)(4)
2025	1,442,575	1,414,166	678,780	429,669	172.94	160.37	33.3	1.06
2024	1,563,222	1,914,920	730,408	1,415,125	166.69	145.82	35.0	1.18
2023	1,373,368	1,330,694	630,571	852,623	145.83	123.35	36.1	1.27
2022	1,364,828	1,246,692	562,879	453,130	127.80	122.74	29.6	1.22
2021	1,876,843	2,345,458	1,362,986	1,921,658	124.78	139.21	37.4	1.71

(1)

The PEO for each year is Joseph C. Adams. The non-PEO NEOs for 2025 are Matthew D. Mullet, Phillip D. Whittington, Donn C. Costa and Shana C. Allen. The non-PEO NEOs for 2024 are Matthew D. Mullet, Shana C. Allen, Ben Crowl and Kelli Nielsen. The non-PEO NEOs for 2023 are Matthew D. Mullet, Donn C. Costa, Shana C. Allen, Kelli Nielsen and Dennis V. O’Leary. The non-PEO NEOs for 2022 are Matthew D. Mullet, Dennis V. O’Leary, Robert B. Fuller and Donn C. Costa. In 2021 and 2020, FS Bancorp was a smaller reporting company. The non-PEO NEOs for 2021 are Dennis V. O’Leary and Donn C. Costa.

(2)

The following amounts were deducted from/added to summary compensation table total compensation in accordance with the SEC-mandated adjustments to calculate compensation actually paid for the year ended December 31, 2025. The fair value of stock awards was determined using methodologies and assumptions developed in a manner substantively consistent with those used to determine the grant date fair value of such awards.

PEO Total Compensation Amount	$ 1,442,575	$ 1,563,222	$ 1,373,368	$ 1,364,828	$ 1,876,843
PEO Actually Paid Compensation Amount	$ 1,414,166	1,914,920	1,330,694	1,246,692	2,345,458
Adjustment To PEO Compensation, Footnote

	PEO ($)	Average for non- PEO NEOs ($)
Summary compensation table total	1,442,575	678,780
Deduct grant date fair value of equity awards granted in fiscal year	(437,227)	(628,763)
Add fair value at fiscal year end of outstanding and unvested equity awards granted in fiscal year	551,756	524,181
Add change in fair value of outstanding and unvested equity awards granted in prior fiscal years	(114,066)	(117,710)
Add change in fair value as of vesting date of equity awards granted in prior fiscal years for which applicable vesting conditions were satisfied during the fiscal year	(28,872)	(26,819)
Compensation actually paid	1,414,166	429,669

(3)	Total Shareholder Return (“TSR”) assumes $100 invested in FS Bancorp common stock and the S&P U.S. SmallCap Banks Index on December 31, 2020 with all dividends reinvested.
(4)	We determined that return on assets is the most important financial measure used to link compensation actually paid to our NEOs for the most recently completed fiscal year to company performance.

Non-PEO NEO Average Total Compensation Amount	$ 678,780	730,408	630,571	562,879	1,362,986
Non-PEO NEO Average Compensation Actually Paid Amount	$ 429,669	1,415,125	852,623	453,130	1,921,658
Adjustment to Non-PEO NEO Compensation Footnote

	PEO ($)	Average for non- PEO NEOs ($)
Summary compensation table total	1,442,575	678,780
Deduct grant date fair value of equity awards granted in fiscal year	(437,227)	(628,763)
Add fair value at fiscal year end of outstanding and unvested equity awards granted in fiscal year	551,756	524,181
Add change in fair value of outstanding and unvested equity awards granted in prior fiscal years	(114,066)	(117,710)
Add change in fair value as of vesting date of equity awards granted in prior fiscal years for which applicable vesting conditions were satisfied during the fiscal year	(28,872)	(26,819)
Compensation actually paid	1,414,166	429,669

(3)	Total Shareholder Return (“TSR”) assumes $100 invested in FS Bancorp common stock and the S&P U.S. SmallCap Banks Index on December 31, 2020 with all dividends reinvested.
(4)	We determined that return on assets is the most important financial measure used to link compensation actually paid to our NEOs for the most recently completed fiscal year to company performance.

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Tabular List, Table

Most Important Financial Performance Measures. As required by the SEC’s rules, the following is a list of the most important financial measures used to link “compensation actually paid” to our performance. The roles of each of these performance measures in our executive compensation programs is more thoroughly discussed in the Compensation Discussion and Analysis in this proxy statement, along with a description of how executive compensation relates to our performance and how the Compensation Committee makes its decisions.

●	Net Income
●	Net Interest Margin
●	Efficiency Ratio
●	Return on Assets
●	Relative Total Shareholder Return

Descriptions of the Information Presented in the Pay Versus Performance Table. The illustrations below compare “compensation actually paid” (as calculated in accordance with the SEC’s rules) and the following measures:

●	FS Bancorp’s cumulative TSR and the peer group’s cumulative TSR;
●	FS Bancorp’s Net Income; and
●	FS Bancorp’s Return on Assets.

Total Shareholder Return Amount	$ 172.94	166.69	145.83	127.8	124.78
Peer Group Total Shareholder Return Amount	160.37	145.82	123.35	122.74	139.21
Net Income (Loss)	$ 33,300,000	$ 35,000,000	$ 36,100,000	$ 29,600,000	$ 37,400,000
Company Selected Measure Amount	0.0106	0.0118	0.0127	0.0122	0.0171
PEO Name						Joseph C. Adams
Measure:: 1
Pay vs Performance Disclosure
Name	Net Income
Measure:: 2
Pay vs Performance Disclosure
Name	Net Interest Margin
Measure:: 3
Pay vs Performance Disclosure
Name	Efficiency Ratio
Measure:: 4
Pay vs Performance Disclosure
Name	Return on Assets
Measure:: 5
Pay vs Performance Disclosure
Name	Relative Total Shareholder Return
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (437,227)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	551,756
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(114,066)
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(28,872)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(628,763)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	524,181
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(117,710)
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (26,819)